PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation	$ 84,729	$ 187,729	$ 251,878	$ 132,170